Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Lease cost	¥ 17,751	¥ 30,491
Short-term lease cost	10,491	12,156
Cash paid for the rentals included in the lease liabilities	7,840	17,560
ROU assets obtained in exchange for operating lease liabilities	¥ 2,688	¥ 22,642
Rooftop Spaces
Leases
Lease term	20 years
Minimum | Office and Warehouses
Leases
Lease term	1 year
Maximum | Office and Warehouses
Leases
Lease term	4 years